Inventories (Details) - Inventories [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Wrote off inventory	$ 194	$ 115	$ 33
Outstanding accrual	$ 342	$ 148